Fair Value Measurement (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Fair value of warrant liabilities	$ 39,923	$ 3,125,393
Fair Value, Inputs, Level 1 [Member]
Fair value of warrant liabilities
Fair Value, Inputs, Level 2 [Member]
Fair value of warrant liabilities
Fair Value, Inputs, Level 3 [Member]
Fair value of warrant liabilities	$ 39,923	$ 3,125,393